Statement of Additional Information Supplement dated August 13, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Alternative Opportunities Fund
Invesco Commodities Strategy Fund
Invesco FX Alpha Plus Strategy Fund
Invesco FX Alpha Strategy Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Health Sciences Fund
Invesco International Growth Equity Fund
Invesco Pacific Growth Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Global Bond Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Dividend Growth Securities Fund” in the Statement of Additional Information. The following table reflects information as of July 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Global Dividend Growth Securities Fund
Ingrid Baker[2]	None	7	$2,545.3	9	$1,139.4	77	[3]	$8,230.9	[3]
W. Lindsay Davidson[2]	None	7	$2,545.3	9	$1,139.4	77	[3]	$8,230.9	[3]
Sargent McGowan[2]	None	7	$2,545.3	9	$1,139.4	77	[3]	$8,230.9	[3]
Anuja Singha[2]	None	7	$2,545.3	9	$1,139.4	77	[3]	$8,230.9	[3]
Stephen Thomas[4]	None	1	$246.5	9	$1,139.4	77	[3]	$8,230.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Davidson and McGowan and Mses. Baker and Singha began serving as portfolio managers of Invesco Global Dividend Growth Securities Fund on June 25, 2010.

3	This amount includes 2 funds that pay performance-based fees with $242.9 M in total assets under management.

4	Mr. Thomas began serving as portfolio manager of Invesco Global Dividend Growth Securities Fund on August 10, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Global Equity Allocation Fund” in the Statement of Additional Information. The following table reflects information as of July 31, 2010:

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AIF MSVK SUP-3 081310

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Van Kampen Global Equity Allocation Fund
Ingrid Baker	None	7	$2,726.0	9	$1,139.4	77	[2]	$8,230.9	[2]
W. Lindsay Davidson	None	7	$2,726.0	9	$1,139.4	77	[2]	$8,230.9	[2]
Sargent McGowan	None	7	$2,726.0	9	$1,139.4	77	[2]	$8,230.9	[2]
Anuja Singha	None	7	$2,726.0	9	$1,139.4	77	[2]	$8,230.9	[2]
Stephen Thomas[3]	None	1	$246.5	9	$1,139.4	77	[2]	$8,230.9	[2]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	This amount includes 2 funds that pay performance-based fees with $242.9 M in total assets under management.

3	Mr. Thomas began serving as portfolio manager of Invesco Van Kampen Global Equity Allocation Fund on August 10, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Global Franchise Fund” in the Statement of Additional Information. The following table reflects information as of July 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Van Kampen Global Franchise Fund
Ingrid Baker	None	7	$1,344.6	9	$1,139.4	77	[2]	$8,230.9	[2]
W. Lindsay Davidson	None	7	$1,344.6	9	$1,139.4	77	[2]	$8,230.9	[2]
Sargent McGowan	None	7	$1,344.6	9	$1,139.4	77	[2]	$8,230.9	[2]
Anuja Singha	None	7	$1,344.6	9	$1,139.4	77	[2]	$8,230.9	[2]
Stephen Thomas[3]	None	1	$246.5	9	$1,139.4	77	[2]	$8,230.9	[2]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	This amount includes 2 funds that pay performance-based fees with $242.9 M in total assets under management.

3	Mr. Thomas began serving as portfolio manager of Invesco Van Kampen Global Franchise Fund on August 10, 2010.”

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AIF MSVK SUP-3 081310